GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL.
Schedule of changes in goodwill

Figures in million - SA rand	Note	2020	2019	2018
Balance at beginning of the year		6,854.9	6,889.6	6,396.0
Impairment	10	-	(54.3)	(436.3)
Goodwill on acquisition of subsidiaries		-	176.9	34.9
Foreign currency translation		310.3	(157.3)	895.0
Balance at end of the year		7,165.2	6,854.9	6,889.6

Schedule of estimates and assumptions used in calculation of impairment of goodwill

PGM operations						Gold operations
2018	2019	2020				2020	2019	2018
				Long-term gold price	R/kg	733,037	686,225	585,500
15,050	20,600	23,278	R/4Eoz	Long-term PGM (4E) basket price
1,010	1,250	1,202	US$/2Eoz	Long-term PGM (2E) basket price
14.3	13.6	18.8 - 19.7%		Nominal discount rate – South Africa[1]	%	9.66 - 13.58	12.4	12.6
7.0	7.6	8.8%		Nominal discount rate – United States
5.0	5.0	6.0%		Inflation rate – South Africa	%	6.0	5.0	5.0
1.9	2.0	2.0%		Inflation rate – United States
12 - 28	13 - 35	12 - 39	years	Life of mine	years	3 - 13	6 - 18	5 - 20

[1] Nominal discount rate for the Burnstone project is 16.8% (2019: 17.1%, 2018: 17.4%) and for the equity accounted joint venture Mimosa, 28.4% (2019: 23.3%, 2018: 19.1%)